Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2024
Income tax incurred and deferred:
Schedule of IT provision - Mexico

	December 31,
	2022		2023		2024
Mexico:
Current IT	Ps.	2,961,187	Ps.	3,477,638	Ps.	4,954,716
Deferred IT		(169,080)		11,131		812,364
IT provision Mexico	Ps.	2,792,107	Ps.	3,488,769	Ps.	5,767,080
Aerostar:
Current Income Tax	Ps.	3,703	Ps.	2,617	Ps.	—
Deferred Income Tax		38,160		34,441		(87,398)
IT provision Aerostar	Ps.	41,863	Ps.	37,058	Ps.	(87,398)
Airplan:
Current IT	Ps.	377,437	Ps.	405,098	Ps.	737,198
Deferred IT		227,402		13,218		(74,425)
IT provision Airplan	Ps.	604,839	Ps.	418,316	Ps.	662,773
Total IT provision	Ps.	3,438,809	Ps.	3,944,143	Ps.	6,342,455

Schedule of reconciliation between statutory and effective income tax rates

	December 31,
	2022		2023		2024
Consolidated income before provision for IT	Ps.	14,084,733	Ps.	14,620,087	Ps.	20,372,893
Plus (less):
Net income before taxes of Airplan and Aerostar		(3,183,555)		(2,422,843)		(2,973,374)
Net income before taxes of subsidiaries in Mexico not subject to IT		(140,921)		(151,574)		(208,292)
Income before provisions for income taxes		10,760,257		12,045,670		17,191,226
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		3,228,077		3,613,701		5,157,368
Non-deductible items and other permanent differences		14,133		229,972		311,916
Annual adjustment for tax inflation		(82,517)		(100,820)		(134,548)
Accounting disconnect inflation		(367,587)		(254,084)		(278,647)
IT under undistributed earnings from investments in Airplan and Aerostar recognized in Cancun Airport.		—		—		710,991
Effect by difference in rate of IT Aerostar		41,863		37,058		(87,398)
Effect by difference in rate of IT Airplan		604,839		418,316		662,773
IT provision	Ps.	3,438,809	Ps.	3,944,143	Ps.	6,342,455
Effective IT rate		32%		33%		37%

Schedule of principal temporary differences with respect to deferred tax

	Year ended
	December 31,
	2023		2024
Deferred income tax asset:
Temporary liabilities	Ps.	80,229	Ps.	65,643
Fair value of long-term debt (Bank loan)		73,661		36,597
Tax loss carry forwards				126,688
Allowance for doubtful accounts		68,653		68,007
		222,543		296,935
Deferred income tax payable:
Fixed and intangible assets (*)		(2,711,274)		(3,045,654)
Temporary assets		(409,127)		(393,103)
Investment in foreign subsidiaries (Undistributed earnings of Airplan and Aerostar)		—		(710,991)
		(3,120,401)		(4,149,748)
Deferred income tax liability - Net	Ps.	(2,897,858)	Ps.	(3,852,813)

(*)Includes Ps. 1,198,574 and Ps.1,234,730 from Aerostar from the periods 2023 and 2024, and Ps.384,677 and Ps.388,421 from Airplan in 2023 and 2024, respectively.

Schedule of net movements of the deferred tax asset and liability

	Impairment
	provision				Foreign				Tax Loss
	of loan		Concession		Currency		Investment in		carry
	portfolio		Assets		Conversion		Subsidiaries		forwards		Others		Total
Balances as of January 1, 2023	Ps.	(60,775)	Ps.	2,981,724	Ps.	(83,249)	Ps.	—	Ps.	—	Ps.	134,822	Ps.	2,972,522
Conversion revaluation effect
Airplan and Aerostar		—		—		(176,132)		—		—		42,678		(133,454)
Consolidated income statement:
Airplan		(282)		(66,631)		(3,370)		—		—		83,501		13,218
Aerostar		—		35,947		(1,506)		—		—		—		34,441
México		(7,596)		24,491		—		—		—		(5,764)		11,131
		(7,878)		(6,193)		(4,876)		—		—		77,737		58,790
Balances as of December 31, 2023	Ps.	(68,653)	Ps.	2,975,531	Ps.	(264,257)	Ps.	—	Ps.	—	Ps.	255,237	Ps.	2,897,858
Conversion revaluation effect
Airplan and Aerostar		—		—		294,222		—		—		10,192		304,414
Consolidated income statement:
Airplan		1,409		(69,852)		1,594		—		—		(7,576)		(74,425)
Aerostar		—		41,285		(2,021)		—		(126,662)		—		(87,398)
Mexico(1)		(763)		69,152		—		710,991		(26)		33,010		812,364
		646		40,585		(427)		710,991		(126,688)		25,434		650,541
Balances as of December 31, 2024	Ps.	(68,007)	Ps.	3,016,116	Ps.	29,538	Ps.	710,991	Ps.	(126,688)	Ps.	290,863	Ps.	3,852,813
(1)	Includes the recognition of deferred IT on untaxed profits from investments in subsidiaries Aerostar and Airplan, Ps.355,557 and Ps.355,433, respectively.

Schedule of recognize a deferred income tax for its foreign subsidiaries

	December 31,
	2024
Undistributed profits	Ps.	2,369,969
Tax rate		30%
Deferred IT liabilities unrecognized with the previous temporary differences	Ps.	710,991

Schedule of Aerostar tax loss carry forwards

	USD
	thousand	Year of
Year of loss	Amount	expiration
2015	$14,260	2025
2016	13,873	2026
2017	11,124	2027
2018	5,300	2028
2020	13,593	2030
Total	$58,150